Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Fair Value Hedging
Derivative [Line Items]
Derivative Assets	$ 60	$ 183
Derivative Liabilities	0	0
Fair Value Hedging | Prepaid expenses and other
Derivative [Line Items]
Derivative Assets	29	2
Fair Value Hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative Assets	31	181
Net Investment Hedging
Derivative [Line Items]
Derivative Assets	223	316
Nonderivative Hedging Instruments	6,963	8,331
Net Investment Hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative Assets	223	316
Net Investment Hedging | Long term debt due within one year (hedged item)
Derivative [Line Items]
Nonderivative Hedging Instruments	818	785
Net Investment Hedging | Long-term debt
Derivative [Line Items]
Nonderivative Hedging Instruments	6,145	7,546
Cash Flow Hedging
Derivative [Line Items]
Derivative Assets	327	91
Derivative Liabilities	95	110
Cash Flow Hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative Assets	327	91
Cash Flow Hedging | Accrued liabilities
Derivative [Line Items]
Derivative Liabilities	4	0
Cash Flow Hedging | Deferred income taxes and other
Derivative [Line Items]
Derivative Liabilities	$ 91	$ 110